COMMITMENTS AND CONTINGENCIES (Details Narrative)						3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($) Integer $ / shares shares	Apr. 01, 2010 USD ($)	Apr. 01, 2009	Apr. 01, 2009 USD ($)	Oct. 01, 2007 USD ($) shares	Dec. 31, 2019 USD ($) shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2009 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2013 USD ($)
Product Liability Contingency [Line Items]
Promissory notes						$ 3,540,405			$ 3,540,405
Asset retirement obligation											$ 101,250
Number of stock options issued to purchase of common stock | shares								4,500,664
Contract extension description									During the year ended December 31, 2012, the Board of Directors approved the extension of this contract until December 31, 2013, with a salary of $1.
American Resource Technologies Inc [Member]
Product Liability Contingency [Line Items]
Repurchasing | shares								4,668,530
Concentrations of Credit Risk
Product Liability Contingency [Line Items]
Promissory notes	$ 100,000
Promissory Notes One [Member]
Product Liability Contingency [Line Items]
Promissory notes	100,000
Promissory Notes Two [Member]
Product Liability Contingency [Line Items]
Promissory notes	350,000
BRAZIL | Document And Entity Information
Product Liability Contingency [Line Items]
Accounts receivables	3,600,000
BRAZIL | Document And Entity Information
Product Liability Contingency [Line Items]
Accounts receivables	3,600,000
T T I I Oil And Gas Inc [Member]
Product Liability Contingency [Line Items]
Contract for revenue	1,000,000
Gain on debt settlement | American Resource Technologies Inc [Member]
Product Liability Contingency [Line Items]
Issuance of common stock to purchase of assets	$ 513,538
Issuance of common stock to purchase of assets, shares | shares	4,668,530
Common stock price per share | $ / shares	$ 0.11
Percentage of working interest in oil and gas leases	75.00%
Gain on debt settlement | Variable Interest Entity [Member]
Product Liability Contingency [Line Items]
Percentage of working interest in oil and gas leases	25.00%
Number of operating entities | Integer	3
Ownbey Lease [Member]
Product Liability Contingency [Line Items]
Working interest, percentage												75.00%
Fee outstanding												$ 267,000
Concentrations of Credit Risk
Product Liability Contingency [Line Items]
Asset retirement obligation						$ 101,250			$ 101,250
Employment Agreement [Member]
Product Liability Contingency [Line Items]
Settlement of preliminary shares return | shares						43,649,491
Agreement term			three		two-year					two years
Annual salary					$ 250,000					$ 500,000
Number of stock options issued to purchase of common stock | shares					1,200,000
Employment Agreement [Member] | Shareholders [Member]
Product Liability Contingency [Line Items]
Deposit received								$ 128,634
Employment Agreement [Member] | President [Member]
Product Liability Contingency [Line Items]
Annual salary				$ 127,500
Employment Agreement [Member] | President [Member] | Maximum [Member]
Product Liability Contingency [Line Items]
Annual salary		$ 180,000
Employment Agreement [Member] | GoFun Shareholders [Member]
Product Liability Contingency [Line Items]
Deposit received							$ 128,634